ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

AGM Group Holdings Inc. (“AGM Holdings”) was incorporated on April 27, 2015 under the laws of the British Virgin Islands (“BVI”). AGM Holdings is a holding company and does not own any material assets or liabilities other than holding equity interest of multiple entities and certain cash and cash equivalents.

On May 21, 2015, AGM Holdings incorporated a wholly owned subsidiary, AGM Technology Limited (“AGM HK”) in Hong Kong. AGM HK engaged in the sale of cryptocurrency mining machines and standardized computing equipment.

On October 13, 2015, AGM HK incorporated a Chinese limited liability subsidiary, AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly known as Shenzhen AnGaoMeng Financial Technology Service Co., Ltd., for the purpose of being a holding company for the equity interests in China.

On November 13, 2015, AGM Tianjin incorporated a wholly owned Chinese limited liability subsidiaries, Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”).

On June 14, 2017, AGM Software Service LTD (“AGM Software”) was incorporated under the laws of BVI. AGM Software is a wholly-owned subsidiary of AGM Holdings.

On June 17, 2021, AGM HK incorporated a wholly owned Chinese limited liability subsidiary, Nanjing Lucun Semiconductor Co. Ltd. (“Nanjing Lucun”) in China under the laws of the People’s Republic of China (the “PRC”). Nanjing Lucun is primarily engaged in the sale of cryptocurrency mining machines and standardized computing equipment. On November 24, 2022, Nanjing Lucun Semiconductor Co., Ltd. Beijing Branch was incorporated.

On July 30, 2021 AGM Holdings incorporated a wholly owned limited liability subsidiary, AGM Defi Lab Ptd Limited (“AGM Defi Lab”) under the laws of Singapore. On August 8, 2021 AGM Holdings incorporated a wholly owned limited liability subsidiary, AGM Defi Tech Limited (“AGM Defi Tech”) in Hong Kong. On October 21, 2021, AGM Defi Tech incorporated a wholly owned subsidiary, Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) in China under the laws of PRC. These three subsidiaries are mainly engaged in software development.

On January 26, 2024, AGM Electronic Technology Limited (“AGM Electronic”) was incorporated under the laws of Hong Kong. AGM Electronic is a wholly owned subsidiary of AGM Holdings.

On April 17, 2024, AGM Canada Holdings Limited (“AGM Canada”) was incorporated under the laws of British Columbia, Canada. AGM Canada is a wholly-owned subsidiary of AGM Holdings.

On April 26, 2024, Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”) was incorporated under the laws of the People’s Republic of China. Beijing Bixin is a wholly-owned subsidiary of AGM Electronic.

On October 1, 2024, AGM Energy Corp. (“AGM Energy”) was incorporated under the laws of Alberta, Canada. AGM Canada owns 49% of AGM Energy while Chong Chao Ma, CEO of AGM Canada, owns 16%. Bound by contractual agreement, Ma will vote in line with AGM Canada. In combination, AGM Canada is holding 65% of voting rights.

On December 4, 2024, AGM Integrated Tech Limited (“AGM Integrated”) was incorporated under the laws of Hong Kong. AGM Holdings owns 100% of AGM Integrated. Those entity does not have any operations as of the date of this annual report.

On October 10, 2024, Beijing Branch of Nanjing Lucun Semiconductor Co., Ltd. was deregistered.

On May 6, 2025, AGM HK entered into an Equity Transfer Agreement by and among AGM HK, Nanjing Lucun and Hong Kong Giant Electronics Co., Limited (“Giant Electronics”) for the sale of shares of Nanjing Lucun held by AGM HK to Giant Electronics (the “Equity Transfer Agreement”). The transation was compeltedon May 7, 2025.

As of June 30, 2025, AGM Holdings’ subsidiaries are as follows:

			Percentage of
	Date of	Place of	Effective
Name	Incorporation	Incorporation	Ownership	Principal Activities
AGM Technology Limited (“AGM HK “)	May 21, 2015	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)	November 13, 2015	China	100%	Software development and provider
AGM Software Service LTD (“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)*	June 17, 2021	China	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Defi Lab Pte Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 8, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)	October 21, 2021	China	100%	Software development and provider
AGM Electronic Technology Limited (“AGM Electronic”)	January 26, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limted (“AGM Canada”)	April 17, 2024	Canada	100%	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”)	April 26, 2024	China	100%	Software development and provider
AGM Energy Corp. (“AGM Energy”)	October 1, 2024	Canada	49%	Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”)	December 4, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment

*	The Company has disposed the subsidiaries.

AGM HK, AGM Tianjin, AGM Beijing, AGM Software, Nanjing Lucun, AGM Defi Lab, AGM Defi Tech, Beijing Keen Sense, AGM Electronic, AGM Canada, Beijing Bixin, AGM Energy, and AGM Integrated, are referred to as subsidiaries. AGM Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company” unless specific reference is made to an entity.